Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions		Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 309,997	$ 318,331
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	69,124	66,726
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	35,016	39,525
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	60,356	62,675
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	127,447	130,384
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 18,054	$ 19,021

[1]	The majority of foreign term deposits are in excess of $100,000.